UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______September 2006______

Check here if Amendment 		[  ]; Amendment Number: ______
This Amendment (Check only one.): 	[  ] is a restatement.
[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____November 6, 2006___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________42__________
Form 13F Information Table Value Total:  ______80,495_________
                                             (thousands)








Name Of Issuer
Title of Class
Cusip Number
Value (x1000)
Shr/Prn Amount
SH PRN
PUT CALL
Investment Discretion
Other Managers
Sole
Shared
Other
AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORATE BONDS
000361AF2
3,994
2,750,000
PRN

Sole

2,750,000


ALLIANT TECHSYSTEMS INC
CONVERTIBLE CORPORATE BONDS
018804AM6
1,005
1,000,000
PRN

Sole

1,000,000


ARVINMERITOR INC
CONVERTIBLE CORPORATE BONDS
043353AF8
1,004
1,000,000
PRN

Sole

1,000,000


BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORATE BONDS
09061GAB7
4,608
3,750,000
PRN

Sole

3,750,000


CALGON CARBON CORP
CONVERTIBLE CORPORATE BONDS
129603AB2
1,000
1,000,000
PRN

Sole

1,000,000


CELL GENESYS INC
CONVERTIBLE CORPORATE BONDS
150921AA2
476
600,000
PRN

Sole

600,000


COMPUDYNE CORP NEW
CONVERTIBLE CORPORATE BONDS
204795AA6
1,230
1,500,000
PRN

Sole

1,500,000


CONNETICS CORPORATION
CONVERTIBLE CORPORATE BONDS
208192AB0
1,963
2,000,000
PRN

Sole

2,000,000


CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AC1
2,955
3,000,000
PRN

Sole

3,000,000


CURAGEN CORP
CONVERTIBLE CORPORATE BONDS
23126RAE1
1,613
2,000,000
PRN

Sole

2,000,000


DECODE GENETICS INC
CONVERTIBLE CORPORATE BONDS
243586AB0
1,515
2,000,000
PRN

Sole

2,000,000


DST SYSTEMS INC-DEL
CONVERTIBLE CORPORATE BONDS
233326AD9
2,645
2,000,000
PRN

Sole

2,000,000


EDO CORP
CONVERTIBLE CORPORATE BONDS
281347AE4
1,870
2,000,000
PRN

Sole

2,000,000


EMCORE CORP
CONVERTIBLE CORPORATE BONDS
290846AC8
3,015
3,000,000
PRN

Sole

3,000,000


EMPIRE RESORTS INC
CONVERTIBLE CORPORATE BONDS
292052AB3
2,300
2,500,000
PRN

Sole

2,500,000


FINISAR CORP
CONVERTIBLE CORPORATE BONDS
31787AAC5
1,500
1,500,000
PRN

Sole

1,500,000


FRONTIER AIRLINES INC NEW
CONVERTIBLE CORPORATE BONDS
359065AA7
1,370
1,350,000
PRN

Sole

1,350,000


GREY WOLF INC
CONVERTIBLE CORPORATE BONDS
397888AD0
2,385
2,000,000
PRN

Sole

2,000,000


HEADWATERS INC
CONVERTIBLE CORPORATE BONDS
42210PAA0
637
600,000
PRN

Sole

600,000


HEADWATERS INC
CONVERTIBLE SUB NOTE
42210PAB8
425
400,000
PRN

Sole

400,000


INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
45337CAE2
1,925
2,500,000
PRN

Sole

2,500,000


INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
45337CAG7
1,593
2,000,000
PRN

Sole

2,000,000


INVITROGEN CORP
CONVERTIBLE CORPORATE BONDS
46185RAL4
939
1,000,000
PRN

Sole

1,000,000


INVITROGEN CORP
CONVERTIBLE CORPORATE BONDS
46185RAM2
1,878
2,000,000
PRN

Sole

2,000,000


LECROY CORP
CONVERTIBLE CORPORATE BONDS
52324WAA7
2,697
2,500,000
PRN

Sole

2,500,000


LEVEL 3 COMMUNICATIONS INC
CONVERTIBLE CORPORATE BONDS
52729NBK5
3,578
3,000,000
PRN

Sole

3,000,000


LITHIA MOTORS INC-CL A
CONVERTIBLE CORPORATE BONDS
536797AB9
951
1,000,000
PRN

Sole

1,000,000


MACROVISION CORP
CONVERTIBLE CORPORATE BONDS
555904AA9
1,204
1,000,000
PRN

Sole

1,000,000


MERIX CORP
CONVERTIBLE CORPORATE BONDS
590049AA0
1,795
2,000,000
PRN

Sole

2,000,000


MNCP 5 1/4 20100415 Pfd
MISCELLANEOUS EQUITIES
619908601
1,501
1,900
SH

Sole

1,900


NEKTAR THERAPEUTICS
CONVERTIBLE CORPORATE BONDS
640268AG3
1,975
2,000,000
PRN

Sole

2,000,000


NPS PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
62936PAB9
1,911
2,200,000
PRN

Sole

2,200,000


ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AC9
1,090
1,000,000
PRN

Sole

1,000,000


PER-SE TECHNOLOGIES INC
CONVERTIBLE CORPORATE BONDS
713569AB7
1,626
1,000,000
PRN

Sole

1,000,000


QUANTUM CORP
CONVERTIBLE CORPORATE BONDS
747906AE5
1,758
2,000,000
PRN

Sole

2,000,000


SOVEREIGN CAP TR IV 4.375%
PREFERRED STOCKS
846048205
2,400
50,000
SH

Sole

50,000


TRINITY INDS INC
CONVERTIBLE CORPORATE BONDS
896522AF6
3,601
3,500,000
PRN

Sole

3,500,000


UAL CORPORATION
CONVERTIBLE CORPORATE BONDS
902549AG9
2,530
2,000,000
PRN

Sole

2,000,000


VECTOR GROUP LTD
CONVERTIBLE CORPORATE BONDS
92240MAD0
725
590,000
PRN

Sole

590,000


VECTOR GROUP LTD
CONVERTIBLE CORPORATE BONDS
92240MAJ7
579
500,000
PRN

Sole

500,000


WASHINGTON MUT INC UNIT 1 TR
NASDAQ OTC ISSUES
939322848
5,413
100,000
SH

Sole

100,000


Rows - 41

Number of other managers - 0